UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio

October 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 54.0%

	Aerospace & Defense – 0.2%

$10	Raytheon Company	4.400%	2/15/20	A–	$11,628
	Airlines – 0.4%

25	Air Canada, 144A	12.000%	2/01/16	B–	25,000
	Auto Components – 0.5%

25	Dana Holding Corporation	6.500%	2/15/19	BB	26,094
	Beverages – 1.0%

30	Anheuser Busch InBev	8.200%	1/15/39	A	50,448

5	Miller Brewing Company, 144A	5.500%	8/15/13	BBB+	5,197
35	Total Beverages				55,645
	Biotechnology – 0.3%

15	STHI Holding Corporation, 144A	8.000%	3/15/18	B	16,050
	Capital Markets – 7.0%

20	Bank of New York Mellon	4.300%	5/15/14	Aa3	21,147

215	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	252,421

50	Morgan Stanley	6.625%	4/01/18	A	58,154

45	Morgan Stanley	5.625%	9/23/19	A	49,971

15	Morgan Stanley	4.875%	11/01/22	BBB+	15,164
345	Total Capital Markets				396,857
	Chemicals – 1.6%

20	CF Industries Inc.	6.875%	5/01/18	BBB	24,560

20	Dow Chemical Company	4.250%	11/15/20	BBB	22,169

10	E.I. Du Pont de Nemours and Company	3.250%	1/15/15	A	10,615

5	Praxair, Inc.	4.500%	8/15/19	A	5,828

25	Rhodia SA, 144A	6.875%	9/15/20	BBB+	28,355
80	Total Chemicals				91,527
	Commercial Banks – 1.4%

25	Banco Bradesco S.A. Grand Cayman, 144A	4.125%	5/16/16	Baa1	26,438

40	HSBC Holdings PLC	6.800%	6/01/38	A+	50,983
65	Total Commercial Banks				77,421
	Commercial Services & Supplies – 0.1%

7	Ceridian Corporation, 144A	8.875%	7/15/19	B1	7,420
	Consumer Finance – 2.0%

35	American Express Credit Corporation	7.300%	8/20/13	A+	36,882

15	American Express Credit Corporation	1.750%	6/12/15	A+	15,382

20	Capital One Bank	8.800%	7/15/19	Baa1	26,620

30	Discover Financial Services	5.200%	4/27/22	BBB	33,887
100	Total Consumer Finance				112,771
	Containers & Packaging – 0.0%

2	Intertape Polymer US Inc.	8.500%	8/01/14	CCC+	2,003
	Diversified Financial Services – 11.4%

10	Bank of America Corporation	6.500%	8/01/16	A	11,631

155	Bank of America Corporation	5.875%	1/05/21	A	181,711

50	Citigroup Inc.	6.125%	11/21/17	A	59,308

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

October 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Diversified Financial Services (continued)

$105	Citigroup Inc.	5.375%	8/09/20	A	$122,813

40	Citigroup Inc.	6.875%	3/05/38	A	53,280

30	General Electric Capital Corporation	5.300%	2/11/21	AA	34,907

25	General Electric Capital Corporation	6.875%	1/10/39	AA+	34,541

75	JP Morgan Chase & Company	6.000%	1/15/18	A+	89,260

55	JP Morgan Chase & Company	4.250%	10/15/20	A+	60,661
545	Total Diversified Financial Services				648,112
	Diversified Telecommunication Services – 3.8%

35	AT&T, Inc.	6.800%	5/15/36	A2	48,101

15	France Telecom	5.375%	7/08/19	A–	17,997

27	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	28,830

50	Qwest Corporation	6.750%	12/01/21	BBB–	59,801

45	Verizon Communications	6.250%	4/01/37	A	62,757
172	Total Diversified Telecommunication Services				217,486
	Electric Utilities – 0.3%

15	FirstEnergy Solutions Corporation	6.050%	8/15/21	BBB	17,333
	Energy Equipment & Services – 0.5%

5	Nabors Industries Inc.	9.250%	1/15/19	BBB	6,709

5	Offshore Group Investment Limited, 144A	7.500%	11/01/19	B–	4,925

15	Weatherford International Limited	7.000%	3/15/38	BBB	17,861
25	Total Energy Equipment & Services				29,495
	Food & Staples Retailing – 1.0%

20	CVS Caremark Corporation	3.250%	5/18/15	BBB+	21,264

10	Safeway Inc.	6.250%	3/15/14	BBB	10,641

25	Supervalu Inc.	7.500%	11/15/14	B–	24,094
55	Total Food & Staples Retailing				55,999
	Food Products – 0.4%

5	Kraft Foods Inc.	6.125%	2/01/18	Baa2	6,165

15	Tyson Foods	4.500%	6/15/22	BBB	15,900
20	Total Food Products				22,065
	Gas Utilities – 0.1%

5	Ferrellgas LP	6.500%	5/01/21	B2	4,825
	Health Care Providers & Services – 0.5%

20	UnitedHealth Group Incorporated	6.875%	2/15/38	A	28,345
	Household Durables – 0.3%

15	MDC Holdings Inc.	5.625%	2/01/20	Baa3	16,721
	Independent Power Producers & Energy Traders – 0.6%

23	Calpine Corporation, 144A	7.875%	7/31/20	BB	25,185

10	NRG Energy Inc.	7.875%	5/15/21	BB	10,950
33	Total Indepedent Power Producers & Energy Traders				36,135
	Industrial Conglomerates – 0.2%

10	Offshore Group Investment Limited	11.500%	8/01/15	B–	10,988
	Insurance – 2.6%

25	Berkshire Hathaway Finance Corporation	5.400%	5/15/18	AA+	30,146

40	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	47,017

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)

$15	MetLife Inc.	7.717%	2/15/19	A–	$19,790

20	Prudential Financial Inc.	7.375%	6/15/19	A	25,687

20	Prudential Financial Inc.	5.900%	3/17/36	A	23,781
120	Total Insurance				146,421
	Media – 5.3%

20	Comcast Corporation	6.400%	5/15/38	BBB+	26,343

10	Cox Communications Inc.	5.500%	10/01/15	BBB+	11,332

35	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	40,310

50	News America Holdings Inc.	6.150%	2/15/41	BBB+	64,715

55	Time Warner Cable Inc.	6.550%	5/01/37	BBB	71,590

30	Time Warner Inc.	4.875%	3/15/20	BBB	35,278

40	Viacom Inc.	6.875%	4/30/36	BBB+	54,375
240	Total Media				303,943
	Metals & Mining – 4.3%

25	Alcoa Inc.	5.400%	4/15/21	BBB–	25,880

25	ArcelorMittal	6.750%	2/25/22	BBB–	24,560

50	Newmont Mining Corporation	6.250%	10/01/39	BBB+	61,462

25	Teck Resources Limited	6.125%	10/01/35	BBB	27,951

25	Teck Resources Limited	6.250%	7/15/41	BBB	28,464

25	United States Steel Corporation	6.050%	6/01/17	BB	25,500

40	Vale Overseas Limited	6.875%	11/10/39	A–	49,773
215	Total Metals & Mining				243,590
	Multiline Retail – 0.7%

35	Target Corporation	5.375%	5/01/17	A+	41,646
	Oil, Gas & Consumable Fuels – 4.2%

10	Anadarko Petroleum Corporation	7.625%	3/15/14	BBB–	10,867

55	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB–	70,200

10	Chevron Corporation	3.950%	3/03/14	Aa1	10,470

20	Enbridge Energy Partners LP	5.200%	3/15/20	BBB	23,265

25	Plains All American Pipeline L.P	5.750%	1/15/20	BBB	30,529

10	Sabine Pass LNG LP	7.500%	11/30/16	BB+	10,925

25	SM Energy Company	6.625%	2/15/19	BB	26,188

25	SunCor Energy Inc.	6.100%	6/01/18	BBB+	30,832

25	Western Refining Inc.	11.250%	6/15/17	BB	27,563
205	Total Oil, Gas & Consumable Fuels				240,839
	Paper & Forest Products – 0.7%

25	International Paper Company	8.700%	6/15/38	BBB	38,354
	Real Estate Investment Trust – 0.5%

25	Prologis Inc.	6.875%	3/15/20	Baa2	30,823
	Thrifts & Mortgage Finance – 0.6%

30	WEA Finance LLC, 144A	4.625%	5/10/21	A2	33,017
	Tobacco – 1.5%

50	Altria Group Inc.	9.950%	11/10/38	Baa1	86,415
$2,569	Total Corporate Bonds (cost $2,675,191)				3,074,968

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

October 31, 2012

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CAPITAL PREFERRED SECURITIES – 3.5%

	Commercial Banks – 1.9%

55	Wachovia Capital Trust III	5.570%	N/A (3)	BBB+	$54,587

50	Wells Fargo Capital Trust X	5.950%	12/15/36	BBB+	50,703
105	Total Commercial Banks				105,290
	Consumer Finance – 0.7%

40	Capital One Capital III Corporation	7.686%	8/15/36	Baa3	40,576
	Insurance – 0.9%

50	Catlin Insurance Company Limited	7.249%	N/A (3)	BBB+	50,500
	Total Capital Preferred Securities (cost $187,571)				196,366

Principal Amount (000)/ Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 0.3%

	Commercial Banks – 0.3%

20 EUR	Barclays Bank PLC	4.750%		BBB	$16,591
	Total $25 Par (or similar) Preferred Securities (cost $22,038)				16,591

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	MORTGAGE-BACKED SECURITIES – 34.1%

$50	Fannie Mae Mortgage Pool 929182	5.000%	3/01/38	Aaa	$54,448

286	Fannie Mae Mortgage Pool 946228	6.077%	9/01/37	Aaa	312,267

104	Fannie Mae Mortgage Pool 984834	5.000%	7/01/38	Aaa	112,957

985	Fannie Mae TBA Mortgage Pool MDR, (WI/DD)	4.000%	TBA	Aaa	1,062,415

200	Fannie Mae TBA Mortgage Pool, (WI/DD)	4.500%	TBA	Aaa	215,750

170	Fannie Mae TBA Mortgage Pool MDR, (WI/DD)	6.550%	TBA	Aaa	182,033
$1,795	Total Mortgage-Backed Securities (cost $1,907,612)				1,939,870

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value
	TAXABLE MUNICIPAL BONDS – 1.5%

	Illinois – 1.5%

$75	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A	$86,549
$75	Total Taxable Municipal Bonds (cost $75,000)				86,549

Principal Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 1.4%

	Peru – 0.4%

$15	Republic of Peru	6.550%	3/14/37	BBB	$21,975
	South Africa – 1.0%

400 ZAR	Republic of South Africa	10.500%	12/21/26	A	57,013
	Total Sovereign Debt (cost $73,462)				78,988

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 30.6%

$1,741	Repurchase Agreement with State Street Bank, dated 10/31/12, repurchase price $1,740,787, collateralized by $1,765,000 U.S. Treasury Notes, 0.625%, due 7/15/14, value $1,778,303	0.010%	11/01/12	$1,740,786
	Total Short-Term Investments (cost $1,740,786)			1,740,786
	Total Investments (cost $6,681,660) – 125.4%			7,134,118
	Other Assets Less Liabilities – (25.4)% (6)			(1,444,121)
	Net Assets – 100%			$5,689,997

Investments in Derivatives at October 31, 2012

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (6)
Bank of America	Japanese Yen	9,000,000	U.S. Dollar	114,276	12/12/12	$1,495
Citibank	U.S. Dollar	220,095	Canadian Dollar	215,000	11/30/12	(4,950)
JPMorgan	U.S. Dollar	38,697	Mexican Peso	500,000	11/30/12	(609)
Morgan Stanley	Euro	12,000	U.S. Dollar	15,548	12/19/12	(13)
						$(4,077)

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (8)	Current Credit Spread (7)	Notional Amount (U.S. Dollars)	Received Fixed Rate*	Termination Date	Value	Unrealized Appreciation (Depreciation) (6)
JPMorgan	Markit CDX NA HY 19 Index	Sell	5.19%	$1,000,000	5.000%	12/20/17	$(2,299)	$(2,924)
JPMorgan	Markit CDX NA IG 19 Index	Sell	0.99	1,500,000	1.000	12/20/17	2,203	(492)
								$(3,416)
*	Annualized.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

October 31, 2012

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Corporate Bonds	$—	$3,074,968	$—	$3,074,968
Capital Preferred Securities	—	196,366	—	196,366
$25 Par (or similar) Preferred Securities	—	16,591	—	16,591
Mortgage-Backed Securities	—	1,939,870	—	1,939,870
Taxable Municipal Bonds	—	86,549	—	86,549
Sovereign Debt	—	78,988	—	78,988
Short-Term Investments:
Repurchase Agreements	—	1,740,786	—	1,740,786
Derivatives:
Forward Foreign Currency Exchange Contracts**	—	(4,077)	—	(4,077)
Credit Default Swaps**	—	(3,416)	—	(3,416)
Total	$—	$7,126,625	$—	$7,126,625
*	Refer to the Fund’s Portfolio of Investments for industry classifications.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of October 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$1,495	Unrealized depreciation on forward foreign currency exchange contracts	$(5,572)
Credit	Swaps	—	—	Unrealized depreciation on credit default swaps	(3,416)
Total			$1,495		$(8,988)

6	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, amortization of premium and timing and character differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2012, the cost of investments (excluding investments in derivatives) was $6,580,748.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at October 31, 2012, were as follows:

Gross unrealized:
Appreciation	$553,370
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$553,370

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(3)	Perpetual security. Maturity date is not applicable.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at the end of the reporting period.

(7)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(8)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

MDR	Denotes investment is subject to dollar roll transactions.

N/A	Not applicable.

EUR	Euro

ZAR	South African Rand

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio

October 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 98.7%
	Alabama – 0.6%

$850	Alabama State Board of Education, Revenue Bonds, Faulkner State Community College, Series 2009, 6.125%, 10/01/28	10/18 at 100.00	A1	$1,029,656

500	Auburn University, Alabama, General Fee Revenue Bonds, Series 2011A, 5.000%, 6/01/41	6/21 at 100.00	Aa2	568,475
1,350	Total Alabama			1,598,131
	Alaska – 0.3%

145	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2006-2, 5.500%, 12/01/21 – NPFG Insured (Alternative Minimum Tax)	12/16 at 100.00	AA	164,472

665	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	6/14 at 100.00	Ba1	666,988
810	Total Alaska			831,460
	Arizona – 1.3%

1,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/19	No Opt. Call	BBB+	1,146,340

1,195	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R(6)	1,472,849

500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 10-9W, 22.000%, 1/01/38 (IF) (4)	1/18 at 100.00	Aa1	777,800

345	Yavapai County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2011, 7.625%, 3/01/31	3/21 at 100.00	BB+	398,133

75	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	68,180
3,115	Total Arizona			3,863,302
	Arkansas – 0.4%

1,100	Conway Health Facilities Board, Arkansas, Hospital Revenue Bond, Conway Regional Medical Center, Improvement Series 2012, 4.450%, 8/01/32	8/22 at 100.00	BBB+	1,145,804
	California – 8.7%

500	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Casa de Lad Campanas, Series 2010, 6.000%, 9/01/37	9/20 at 100.00	A–	581,060

700	Anaheim Public Finance Authority, California, Electric Distribution Revenue Bonds, Series 1999, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	NA	739,242

500	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 3144, 22.180%, 10/01/16 (IF)	No Opt. Call	Aa1	871,640

1,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A	1,161,100

1,300	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	Baa2	1,407,510

1,000	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2012C, 4.250%, 6/01/17	No Opt. Call	BBB–	1,001,210

575	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2009H, 5.500%, 11/01/27	11/19 at 100.00	A2	681,979

450	California State, General Obligation Bonds, Refunding Various Purpose Series 2012B, 1.110%, 5/01/18	11/17 at 100.00	A1	451,040

1,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.500%, 4/01/33	4/19 at 100.00	A1	1,259,060

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$90	California State, General Obligation Veterans Bonds, Refunding Series 2005CB, 5.050%, 12/01/36 (Alternative Minimum Tax)	6/15 at 100.00	AA	$92,173

2,000	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2012A, 1.160%, 5/01/18	2/17 at 100.00	A+	2,002,180

720	California, Various Purpose General Obligation Bonds, Series 1997, 5.625%, 10/01/21 – FGIC Insured	4/13 at 100.00	AA+	735,466

405	Compton Unified School District, Los Angeles County, California, General Obligation Bonds, 2002 Election, Refunding Series 2006D, 0.000%, 6/01/22 – AMBAC Insured	No Opt. Call	Aa3	263,841

1,000	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A, 0.000%, 11/01/21	No Opt. Call	A	614,040

1,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2009A, 6.000%, 8/01/25 – AGC Insured	8/19 at 100.00	AA–	1,232,030

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
1,100	5.000%, 6/01/17	11/12 at 100.00	A2	1,100,704
200	5.000%, 6/01/45	6/15 at 100.00	A2	203,602
135	4.625%, 6/01/45 – RAAI Insured	6/15 at 100.00	A2	135,811

1,000	Long Beach, California, Harbor Revenue Bonds, Series 2005A, 5.000%, 5/15/23 – NPFG Insured (Alternative Minimum Tax)	5/15 at 100.00	AA	1,100,480

1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Series 2009A, 5.250%, 5/15/29	5/19 at 100.00	AA	1,162,640

500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2008A-2, 5.250%, 7/01/32	7/18 at 100.00	AA–	587,075

750	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	A	878,918

1,000	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds, Series 2012B-1, 0.560%, 7/01/27	11/14 at 100.00	AAA	1,000,020

85	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	98,942

1,000	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	4/13 at 102.00	BB	1,024,240

850	Public Utilities Commission of the City and County of San Francisco, California, Water Revenue Bonds, Series 2006A, 5.000%, 11/01/25 – AGM Insured	5/16 at 100.00	AA–	962,260

225	Stockton Unified School District, San Joaquin County, California, Certificates of Participation, Series 2007, 4.375%, 2/01/31 – AMBAC Insured	2/17 at 100.00	A–	220,961

	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2008 Series 2008A:
25	4.000%, 8/01/15 – AGM Insured	No Opt. Call	AA–	26,820
100	5.000%, 8/01/24 – AGC Insured	8/16 at 102.00	AA–	108,820

	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Series 2006:
110	5.000%, 9/01/19 – FGIC Insured	9/15 at 100.00	A	118,626
300	4.250%, 9/01/24 – FGIC Insured	9/15 at 100.00	A	308,031

	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A:
500	7.125%, 9/01/26	9/21 at 100.00	BBB+	596,370
500	7.400%, 9/01/32	9/21 at 100.00	BBB+	591,865

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$750	University of California, Hospital Revenue Bonds, UCLA Medical Center, Series 2004A, 5.250%, 5/15/30 – AMBAC Insured	11/12 at 101.00	N/R	$775,403

750	Western Municipal Water District Facilities Authority, California, Water Revenue Bonds, Series 2009B, 5.000%, 10/01/34	10/19 at 100.00	AA+	848,798
23,120	Total California			24,943,957
	Colorado – 2.7%

1,605	Arapahoe County Water and Wastewater Public Improvement District, Colorado, General Obligation Bonds, Refunding Series 2012, 3.000%, 12/01/29	12/22 at 100.00	AA–	1,595,402

1,845	Colorado Health Facilities Authority, Colorado, Revenue Bonds, National Jewish Medical and Research Center, Series 2012, 5.000%, 1/01/20	No Opt. Call	BBB	2,064,260

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.750%, 5/15/36	5/18 at 100.00	BBB+	544,245

280	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13 – AMBAC Insured	No Opt. Call	A+	288,638

300	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	BBB	328,791

535	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	579,020

500	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	532,620

1,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	1,217,240

500	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	529,220
7,065	Total Colorado			7,679,436
	Connecticut – 0.3%

670	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2009, Trust 3363, 21.000%, 7/01/15 (IF)	No Opt.Call	AAA	963,018
	Delaware – 0.5%

1,440	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Series 2012, 3.875%, 9/01/22	3/22 at 100.00	BBB	1,472,818
	District of Columbia – 0.2%

450	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.750%, 5/15/40	11/12 at 100.00	Baa1	458,951
	Florida – 6.2%

1,440	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 5.250%, 9/01/30	9/20 at 100.00	BBB	1,520,280

	Broward County, Florida, Port Facilities Revenue Bonds, Refunding Series 2011B:
1,000	5.000%, 9/01/23 – AGM Insured (Alternative Minimum Tax)	9/21 at 100.00	AA–	1,122,370
1,130	4.625%, 9/01/27 – AGM Insured (Alternative Minimum Tax)	9/21 at 100.00	AA–	1,218,875

300	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008-1, 6.450%, 1/01/39 (Alternative Minimum Tax)	7/17 at 100.00	AA+	324,432

2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund, Refunding Series 2011B, 5.125%, 6/01/27 (Alternative Minimum Tax)	6/21 at 100.00	AA+	2,326,860

885	Gulf Breeze, Florida, Revenue Improvement Non-Ad Valorem Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	N/R	919,329

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

$2,000	Hillsborough County, Florida, Solid Waste and Resource Recovery Revenue Bonds, Series 2006A, 5.000%, 9/01/25 – AMBAC Insured (Alternative Minimum Tax)	9/16 at 100.00	AA	$2,130,460

625	Jacksonville Port Authority, Florida, Revenue Bonds, Refunding Series 2012, 4.500%, 11/01/32 (Alternative Minimum Tax)	11/22 at 100.00	A2	648,719

2,485	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Medical Center, Series 2006, 5.000%, 11/15/14	No Opt. Call	A2	2,681,162

2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A, 5.000%, 6/15/24	6/22 at 100.00	BB	2,047,460

1,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s Hospital, Series 2010A, 5.250%, 8/01/21	8/20 at 100.00	A	1,167,000

1,030	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Series 2012B, 4.000%, 10/01/42	4/22 at 100.00	A	1,049,014

400	Sanibel, Florida, General Obligaiton Bonds, Series 2006, 4.350%, 2/01/36 – AMBAC Insured	8/16 at 100.00	N/R	410,912

75	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.750%, 10/01/22	10/17 at 100.00	BBB–	82,258

170	The City of Miami, Florida, Special Revenue Refunding Bonds, Series 1987, 0.000%, 1/01/15 – NPFG Insured	No Opt. Call	BBB	154,899

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	3,588

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	8,641

10	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	4,238

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/17 (5)	No Opt. Call	N/R	0

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. Remarketed, 6.375%, 5/01/17 (5)	No Opt. Call	N/R	2,708

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1, 6.375%, 5/01/17	No Opt. Call	N/R	14,604

35	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance Parcel Series 2007-2, 6.375%, 5/01/17 (5)	No Opt. Call	N/R	16,155
16,630	Total Florida			17,853,964
	Georgia – 1.3%

1,155	Athens-Clarke County Unified Government Development Authority, Georgia, Revenue Bonds, University of Georgia Athletic Association Project, Series 2011, 5.250%, 7/01/28	7/21 at 100.00	Aa3	1,369,911

650	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.250%, 7/01/27	7/17 at 100.00	Aa3	741,787

60	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2011A, 5.000%, 1/01/19	No Opt. Call	A+	72,226

500	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	550,835

750	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA+	848,940
3,115	Total Georgia			3,583,699

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam – 1.3%

$1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 4.500%, 7/01/18	No Opt. Call	Ba2	$1,042,850

	Guam Government, General Obligation Bonds, 2009 Series A:
215	5.750%, 11/15/14	No Opt. Call	B+	226,978
1,515	6.000%, 11/15/19	No Opt. Call	B+	1,673,348

500	Guam International Airport Authority, Revenue Bonds, Series 2003C, 5.375%, 10/01/19 – NPFG Insured (Alternative Minimum Tax)	10/13 at 100.00	BBB	510,315

235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	254,935
3,465	Total Guam			3,708,426
	Hawaii – 0.5%

1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company Inc., Refunding Series 2007B, 4.600%, 5/01/26 – FGIC Insured (Alternative Minimum Tax)	3/17 at 100.00	Baa1	1,572,510
	Idaho – 1.3%

750	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Series 2008, 7.375%, 6/01/34	6/18 at 100.00	A3	890,978

1,000	Idaho Housing and Finance Association, Economic Development Facilities Recovery Zone Revenue Bonds, TDF Facilities Project, Series 2010A, 6.500%, 2/01/26	2/21 at 100.00	A	1,135,010

35	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2008A-1, 6.250%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	AAA	35,469

	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mittigation Series 2012A:
430	4.750%, 9/01/25	9/22 at 100.00	Baa1	467,100
1,070	4.600%, 9/01/27	9/22 at 100.00	Baa1	1,131,172
3,285	Total Idaho			3,659,729
	Illinois – 6.9%

1,000	Berwyn, Illinois, General Obligation Bonds, Refunding Series 2004, 5.000%, 12/01/13 – AMBAC Insured	No Opt. Call	N/R	1,038,250

	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010:
415	4.250%, 11/01/14	No Opt. Call	BBB	436,729
1,000	6.000%, 11/01/35	11/20 at 100.00	BBB	1,134,310

750	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2012A, 4.000%, 1/01/32 (Alternative Minimum Tax)	1/22 at 100.00	A2	759,113

750	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Refunding Series 2010D, 5.250%, 1/01/18 (Alternative Minimum Tax)	No Opt. Call	A2	879,720

500	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B2	520,325

1,000	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 6.875%, 10/01/31	10/21 at 100.00	BBB–	1,152,720

750	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	AA–	858,525

650	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	BBB+	705,614

975	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	1,134,227

150	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%, 5/15/35 – NPFG Insured	5/17 at 100.00	AA–	157,341

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$700	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB+	$783,545

25	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 1999, 5.500%, 8/15/19	11/12 at 100.00	BBB–	25,044

665	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 6.250%, 1/01/17	1/13 at 100.00	BBB+	694,819

	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
400	4.000%, 10/01/19	No Opt. Call	Baa1	437,620
170	4.000%, 10/01/22	No Opt. Call	Baa1	181,953

1,275	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.000%, 6/01/18	No Opt. Call	A	1,470,050

230	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1991, 6.700%, 11/01/21 – FGIC Insured	No Opt. Call	AA	275,434

3,100	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2002A, 6.000%, 7/01/29 – NPFG Insured	No Opt. Call	AA	4,168,628

2,050	Saint Charles, Illinois, General Obligation Bonds, Series 2012A, 3.250%, 12/01/32	12/22 at 100.00	Aa1	2,026,384

750	Southwestern Illinois Development Authority, Local Goverment Program Bonds, St. Clair County Community Unit School District 19 Mascoutah, Series 2009, 5.750%, 2/01/29 – AGC Insured	2/19 at 100.00	AA–	849,615
17,305	Total Illinois			19,689,966
	Indiana – 4.2%

750	Columbus, Indiana, General Obligation Bonds, Series 2009, 4.500%, 7/15/23	7/19 at 100.00	N/R	843,630

1,000	Fishers Redevelopment District, Indiana, General Obligation Bonds, Saxony Project Series 2009, 5.250%, 7/15/34	1/20 at 100.00	AA	1,134,730

2,750	Franklin Township Multi-School Building Corporation, Indianapolis, Indiana, Ad Valorem Property Tax First Mortgage Bonds, Refunding Series 2012A, 4.000%, 1/15/37	1/23 at 100.00	AA+	2,846,934

885	Hendricks County, Indiana, Redevelopment District Tax Increment Revenue Bonds, Refunding Series 2010B, 6.450%, 1/01/23	1/16 at 100.00	Baa2	935,100

2,000	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007-B2, 0.870%, 10/15/22	No Opt. Call	A2	1,762,040

1,500	Indiana Finance Authority, Educational Facilities Refunding Revenue Bonds, Butler University Project, Series 2012A, 5.000%, 2/01/25	2/22 at 100.00	BBB+	1,680,810

525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	BB+	576,728

900	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Union Hospital, Series 1993, 5.125%, 9/01/18	11/12 at 100.00	Baa2	901,692

250	Merrillville Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds, Series 2008, 5.250%, 7/15/22	1/18 at 100.00	A+	284,543

855	Portage Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2008, 5.250%, 1/15/19 – CIFG Insured	1/18 at 100.00	AA–	956,745

100	Tri-Creek Middle School Building Corporation, Indiana, First Mortgage Bonds, Series 2008, 6.000%, 1/15/16 – AGM Insured	No Opt. Call	AA+	116,531
11,515	Total Indiana			12,039,483

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa – 1.8%

	Des Moines Airport Authority, Iowa, Revenue Bonds, Refunding Capital Loan Notes Series 2012:
$1,000	5.000%, 6/01/27 (Alternative Minimum Tax)	6/22 at 100.00	A2	$1,116,630
1,000	5.000%, 6/01/28 (Alternative Minimum Tax)	6/22 at 100.00	A2	1,109,600

745	Des Moines, Iowa, Aviation System Revenue Bonds, Refunding Capital Loan Notes Series 2010B, 5.750%, 6/01/33 – AGM Insured (Alternative Minimum Tax)	6/20 at 100.00	AA–	864,111

2,000	Iowa State, Hospital Revenue Bonds, University of Iowa Hospitals and Clinics, SUI Series 2012, 4.000%, 9/01/34	9/22 at 100.00	AA	2,076,600
4,745	Total Iowa			5,166,941
	Kansas – 0.8%

1,240	Kansas Development Finance Authority, Health Facilities Revenue Bonds, KU Health System, Series 2011H, 5.375%, 3/01/30	3/20 at 100.00	A+	1,405,032

1,000	Kansas State Independent College Finance Authority, Revenue Anticipation Notes, Ottawa University, Private Education Short-Term Loan Program, Series 2012C, 5.500%, 5/01/13	No Opt. Call	N/R	1,001,990
2,240	Total Kansas			2,407,022
	Kentucky – 0.8%

500	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA–	559,415

1,570	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 5.250%, 3/01/19	No Opt. Call	A3	1,805,013
2,070	Total Kentucky			2,364,428
	Louisiana – 2.1%

1,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Refunding Series 2012, 3.625%, 10/01/29 – AGM Insured	10/22 at 100.00	AA–	1,002,300

	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, South Louisiana Facilities Corporation Project, Refunding Series 2012:
1,070	3.000%, 10/01/24	10/22 at 100.00	AA–	1,056,550
1,085	3.125%, 10/01/25	10/22 at 100.00	AA–	1,078,013

835	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Series 2007, 5.000%, 7/01/16 – CIFG Insured	No Opt. Call	Baa2	923,118

50	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.375%, 5/15/31	5/21 at 100.00	Baa1	60,264

1,315	New Orleans, Louisiana, Water Revenue Bonds, Series 2002, 5.000%, 12/01/16 – FGIC Insured	12/12 at 100.00	BBB–	1,318,432

430	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	11/12 at 100.00	A–	440,741
5,785	Total Louisiana			5,879,418
	Maine – 0.7%

920	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2012A-1, 4.000%, 11/15/24 – AGM Insured (Alternative Minimum Tax)	11/21 at 100.00	AA+	973,553

1,000	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2012A-2, 3.600%, 11/15/26	11/21 at 100.00	AA+	1,044,760
1,920	Total Maine			2,018,313
	Maryland – 2.4%

845	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project, Refunding Series 2012, 4.000%, 9/01/21	No Opt. Call	A2	958,644

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$375	5.250%, 9/01/19 – SYNCORA GTY Insured	9/16 at 100.00	BB+	$398,471
140	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	BB+	142,050

1,000	Maryland Economic Development Corporation, Lease Revenue Bonds, Maryland Public Health Laboratory Project, Series 2011, 4.000%, 6/01/29	6/21 at 100.00	AA+	1,083,430

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa2	576,685

1,405	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	N/R	1,381,438

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2012:
1,000	5.000%, 7/01/25	7/22 at 100.00	BBB	1,140,120
1,000	5.000%, 7/01/26	7/22 at 100.00	BBB	1,143,690
6,265	Total Maryland			6,824,528
	Massachusetts – 2.0%

1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.000%, 4/01/31	4/21 at 100.00	AA–	1,134,630

750	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/31	10/19 at 100.00	BBB	933,660

1,085	Massachusetts Educational Financing Authority, Educational Loan Revenue, Series 2012J, 5.000%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	AA	1,210,144

300	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.250%, 1/15/28 (5)	1/18 at 100.00	N/R	1,536

535	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2010-20W, 20.000%, 12/15/34 (IF) (4)	12/19 at 100.00	AAA	829,667

1,675	Massachusetts State, General Obligation Bonds, Refunding Series 2012A, 0.690%, 1/01/16	8/15 at 100.00	AA+	1,675,084
5,345	Total Massachusetts			5,784,721
	Michigan – 1.2%

30	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 1998C, 5.250%, 5/01/16 – FGIC Insured	No Opt. Call	Aa2	34,025

250	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/14 – SYNCORA GTY Insured	4/13 at 100.00	B	246,945

	Detroit, Michigan, General Obligation Bonds, Series 2004B-1:
595	5.000%, 4/01/14 – AMBAC Insured	No Opt. Call	B	583,505
100	4.000%, 4/01/14 – AMBAC Insured	No Opt. Call	B	96,735

1,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A, 4.875%, 8/15/27	8/17 at 100.00	N/R	922,920

500	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011, 7.750%, 7/15/26	7/21 at 100.00	BB	526,990

750	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds, Alma College Project, Series 2008, 5.500%, 6/01/28	6/18 at 100.00	A3	835,710

300	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	309,555
3,525	Total Michigan			3,556,385
	Minnesota – 0.2%

500	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 3.750%, 7/01/15	No Opt. Call	BBB+	510,620

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi – 0.3%

$750	Medical Center Educational Building Corporation, Revenue Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2012A, 5.000%, 6/01/41	6/22 at 100.00	Aa2	$854,993
	Missouri – 2.0%

1,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 5.625%, 3/01/34	3/18 at 100.00	A	1,117,210

900	Hannibal Industrial Development Authority, Missouri, Health Facilities Refunding Revenue Bonds, Hannibal Regional Hospital, Refunding Series 2010, 5.500%, 9/01/20	9/13 at 100.00	BBB+	934,533

1,000	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2009C, 5.750%, 11/01/29	11/14 at 100.00	A–	1,071,960

600	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, Independence Electric System Projects, Series 2009D, 5.750%, 6/01/34	6/14 at 100.00	A–	622,056

287	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	11/12 at 100.00	N/R	211,530

1,500	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/18	No Opt. Call	BBB+	1,728,795
5,287	Total Missouri			5,686,084
	Nebraska – 0.2%

500	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Refunding Bonds, Children’s Hospital Obligated Group, Series 2008B, 6.125%, 8/15/31	8/17 at 100.00	A2	564,075
	Nevada – 0.0%

100	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.750%, 9/01/27	9/18 at 100.00	N/R	103,983
	New Jersey – 2.3%

	Florence Township School District, Burlington County, New Jersey, General Obligation Bonds, Series 2012:
1,600	4.000%, 3/01/26	3/22 at 100.00	AA–	1,742,960
1,660	4.000%, 3/01/29	3/22 at 100.00	AA–	1,782,309

1,280	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/16	No Opt. Call	BBB+	1,433,651

1,000	New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Obligated Group, Refunding Series 2007B, 4.800%, 7/01/13	No Opt. Call	BBB–	1,022,630

45	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007U, 5.000%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	46,828

500	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/22	No Opt. Call	A+	618,675
6,085	Total New Jersey			6,647,053
	New Mexico – 0.2%

655	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds CL 1, Series 2008A-2, 5.600%, 1/01/39 (Alternative Minimum Tax)	1/18 at 102.00	AA+	706,516
	New York – 4.4%

750	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2012B, 5.000%, 7/01/38	7/22 at 100.00	AA+	873,323

675	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A, 5.250%, 2/01/27	2/17 at 100.00	BBB–	691,031

250	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/30	2/21 at 100.00	Aa2	310,583

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)

$470	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Winthrop-University Hospital Association, Series 2012, 5.000%, 7/01/19	No Opt. Call	Baa1	$548,951

500	Nassau Health Care Corporation, New York, Revenue Anticipation Notes, Series 2012, 3.125%, 12/15/12 – AGC Insured	No Opt. Call	AA–	501,495

100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R	100,909

1,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 5.000%, 3/01/46 – FGIC Insured	9/16 at 100.00	BBB	1,034,220

500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 20.000%, 10/01/16 (IF)	No Opt. Call	AA+	759,540

500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B, 5.500%, 10/15/27	No Opt. Call	AAA	692,500

120	New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, Series 87, 5.150%, 4/01/17	11/12 at 100.00	Aa1	122,262

500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	513,915

930	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/19	6/13 at 100.00	AA–	957,463

	Newburgh, Orange County, New York, General Obligation Bonds, Deficit Liquidation, Series 2012B:
605	5.000%, 6/15/24	6/22 at 100.00	Ba1	628,383
635	5.000%, 6/15/25	6/22 at 100.00	Ba1	654,037

915	Newburgh, Orange County, New York, General Obligation Bonds, Series 2012A, 5.000%, 6/15/25 – AGC Insured	6/22 at 100.00	Ba1	942,432

300	Niagara Area Development Corporation, New York, Niagara University Project, Series 2012A, 4.000%, 5/01/16	No Opt. Call	BBB+	322,026

1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty-Ninth Series 2011, 5.000%, 10/15/24 (Alternative Minimum Tax)	10/21 at 100.00	AA–	1,463,888

450	Saratoga County Water and Sewer Authority, New York, Revenue Bonds, Series 2008, 5.000%, 9/01/38	9/18 at 100.00	AA	496,170

1,000	Syracuse, New York, General Obligation Bonds, Airport Terminal Security Access Improvement Series 2011A, 5.000%, 11/01/36 (Alternative Minimum Tax)	11/21 at 100.00	A1	1,083,210
11,450	Total New York			12,696,338
	North Carolina – 4.6%

665	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 43W, 22.000%, 7/01/38 (IF) (4)	7/20 at 100.00	AAA	982,318

2,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Healthcare Refunding Revenue Bonds, Carolinas HealthCare System, Series 2009A, 5.250%, 1/15/34 (UB) (4)	1/19 at 100.00	AA–	2,257,200

2,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.000%, 1/15/31	1/21 at 100.00	AA–	2,272,580

1,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A, 5.000%, 1/01/26	7/22 at 100.00	A–	1,778,430

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)

$350	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	$453,947

500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.250%, 1/01/20	1/18 at 100.00	A–	589,190

340	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 11808, 20.000%, 6/01/18 (IF)	No Opt. Call	AA	595,014

2,000	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 5.000%, 11/01/34	11/16 at 100.00	AA–	2,117,580

500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/19	1/18 at 100.00	A	595,200

500	Pender County, North Carolina, Limited General Obligation Bonds, Series 2012, 4.500%, 6/01/36	6/22 at 100.00	Aa3	544,435

1,000	University of North Carolina at Chapel Hill, General Revenue Bonds, Index Tender Series 2012B, 0.894%, 12/01/41	6/17 at 100.00	Aaa	1,001,900

100	University of North Carolina System, Pooled Revenue Bonds, Series 2004B, 4.000%, 4/01/15 – AMBAC Insured	4/14 at 100.00	N/R	103,152
11,455	Total North Carolina			13,290,946
	North Dakota – 0.8%

1,500	University of North Dakota, Housing and Auxiliary Faciilities Revenue Bonds, Refunding Series 2012, 5.000%, 4/01/32	4/22 at 100.00	Aa3	1,742,475

	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006:
150	5.250%, 7/01/16	No Opt. Call	BBB–	164,445
340	5.125%, 7/01/29	7/16 at 100.00	BBB–	348,704
1,990	Total North Dakota			2,255,624
	Ohio – 1.0%

	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
70	6.000%, 1/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa2(6)	72,682
70	6.000%, 1/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa2(6)	72,682

2,000	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012, 4.000%, 12/01/12	No Opt. Call	N/R	2,003,640

500	Summit County Port Authority, Ohio, Development Revenue Bonds, County NonTax Revenues, Series 2012, 5.000%, 12/01/31	12/22 at 100.00	Aa2	574,475
2,640	Total Ohio			2,723,479
	Oklahoma – 0.4%

1,000	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2011B, 5.000%, 1/01/26	1/21 at 100.00	AA–	1,199,540
	Oregon – 1.2%

1,000	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2007B, 5.000%, 6/15/27 – AGM Insured	6/17 at 100.00	AA+	1,159,350

	Lafayette, Yamhill County, Oregon, General Obligation Bonds, Full Faith Credit Refunding Series 2012:
345	3.000%, 12/01/16 – AGM Insured	No Opt. Call	Baa1	358,845
365	3.000%, 12/01/18 – AGM Insured	No Opt. Call	Baa1	381,155
390	3.250%, 12/01/20 – AGM Insured	No Opt. Call	Baa1	409,036

1,150	Sutherlin, Douglas County, Oregon, Water Revenue Bonds, Anticipation Notes Series 2012, 1.400%, 11/15/13	5/13 at 100.00	N/R	1,150,966
3,250	Total Oregon			3,459,352

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania – 3.6%

$1,200	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Series 2012B, 1.710%, 11/01/39	7/17 at 102.00	AA	$1,203,972

500	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/25	6/17 at 100.00	BBB	515,450

30	Harrisburg, Dauphin County, Pennsylvania, General Obligation Refunding Bonds, Series1997D, 0.000%, 3/15/15 – AMBAC Insured	No Opt. Call	N/R	25,497

	Harrisburg, Dauphin County, Pennsylvania, General Obligation Refunding Notes, Series1997F:
30	0.000%, 3/15/13 – AMBAC Insured	No Opt. Call	N/R	29,262
1,200	0.000%, 3/15/17 – AMBAC Insured	No Opt. Call	N/R	885,444

1,250	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Refunding Series 2011, 5.500%, 7/01/26	7/21 at 100.00	A	1,489,513

500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 5.000%, 1/01/14	No Opt. Call	BBB+	513,945

1,000	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Refunding Bonds, Aqua Pennsylvania, Inc. Project, Series 2010A, 5.000%, 12/01/34 (Alternative Minimum Tax)	12/20 at 100.00	AA–	1,111,110

280	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 5.000%, 8/01/20	No Opt. Call	BBB+	292,578

1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	BBB+	1,087,900

500	Philadelphia Hospitals and Higher Education Facilities Authoirty, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012B, 5.000%, 7/01/17	No Opt. Call	BBB–	543,905

870	Philadelphia Municipal Authority, Philadelphia, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.000%, 4/01/23	4/19 at 100.00	A2	1,026,852

1,500	Tioga County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds, Mansfield Auxilliary Corporation Project at Mansfield University, Series 2012C-1, 3.000%, 3/01/14	No Opt. Call	MIG2	1,524,960
9,860	Total Pennsylvania			10,250,388
	Puerto Rico – 0.2%

500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB, 5.250%, 7/01/18 – AMBAC Insured	No Opt. Call	A3	558,755
	Rhode Island – 0.4%

250	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A	278,293

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
695	6.000%, 6/01/23	11/12 at 100.00	Baa1	708,872
150	6.125%, 6/01/32	11/12 at 100.00	BBB+	152,999
1,095	Total Rhode Island			1,140,164
	South Carolina – 1.5%

500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.125%, 12/01/30	12/16 at 100.00	Aa3	552,645

500	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Refunding Series 2011, 5.000%, 11/01/26	11/21 at 100.00	AA–	580,800

400	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2008A-3, 5.250%, 1/01/19	1/18 at 100.00	A–	468,540

740	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 6.000%, 8/01/13	No Opt. Call	BBB+	769,630

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)

$1,200	South Carolina JOBS Economic Development Authority, Hospital Refunding Revenue Bonds, Georgetown Hospital System, Series 2012B, 4.000%, 2/01/30 – AGM Insured	2/17 at 100.00	A3	$1,217,052

300	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 5.000%, 10/01/15 – SYNCORA GTY Insured	No Opt. Call	A1	336,900

250	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A1	282,810
3,890	Total South Carolina			4,208,377
	South Dakota – 0.1%

210	South Dakota Educational Enhancement Funding Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002B, 6.500%, 6/01/32	11/12 at 101.00	A3	216,296
	Tennessee – 0.8%

1,000	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.000%, 10/01/30	10/20 at 100.00	N/R	1,119,770

1,250	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Vanderbilt University, Series 2012B, 0.810%, 10/01/38	4/17 at 100.00	AA	1,249,988

50	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.000%, 9/01/16	No Opt. Call	A	55,339
2,300	Total Tennessee			2,425,097
	Texas – 13.5%

750	La Vernia Higher Education Financing Corporation, Texas, Charter School Revenue Bonds, Kipp Inc., Series 2009A, 6.000%, 8/15/29	8/19 at 100.00	BBB	864,833

2,000	Austin Community College District Public Facility Corporation, Texas, Lease Revenue Bonds, Hays New Campus Project, Series 2012, 4.125%, 8/01/36	8/22 at 100.00	AA	2,101,240

1,385	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005A. Remarketed, 5.750%, 4/01/26	4/20 at 100.00	Baa2	1,541,990

965	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2011, 4.800%, 8/15/21	No Opt. Call	BBB	1,069,944

	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012:
300	2.150%, 8/15/14	No Opt. Call	BBB	300,573
300	2.250%, 8/15/15	No Opt. Call	BBB	301,047
300	2.350%, 8/15/16	No Opt. Call	BBB	301,515

675	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2010A, 4.300%, 12/01/16	No Opt. Call	BBB–	705,038

2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012F, 5.000%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A+	2,227,680

1,500	Frisco Independent School District, Collin and Denton Counties, Texas, General Obligation Bonds, Series 2008A, 6.000%, 8/15/38	8/18 at 100.00	Aaa	1,860,015

	Harris County, Texas, Water Control and Improvement District 74, Unlimited Tax General Obligation Bonds, Series 2010:
210	4.550%, 8/01/23	2/18 at 100.00	N/R	224,618
195	5.000%, 8/01/36	2/18 at 100.00	N/R	211,485
1,515	5.200%, 8/01/39	2/18 at 100.00	N/R	1,656,834

2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2012B, 0.960%, 5/15/34	12/16 at 100.00	AA	2,008,020

1,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Refunding Series 2012, 5.000%, 9/01/29	9/13 at 100.00	A2	1,028,620

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

$1,000	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011A, 5.000%, 7/01/22 (Alternative Minimum Tax)	7/21 at 100.00	A+	$1,172,840

1,630	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series Series 2012A, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	A+	1,848,290

200	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2006, 0.000%, 8/15/32	8/14 at 37.33	AAA	72,396

2,850	Midland College District, Texas, General Obligation Bonds, Series 2012, 3.000%, 2/15/25	2/22 at 100.00	AA	2,879,237

400	Newark Cultural Education Facilities Finance Corporation, Texas, Lease Revenue Bonds, A.W. Brown-Fellowship Leadership Academy, Series 2012A, 6.000%, 8/15/32	2/15 at 103.00	BBB–	422,816

2,000	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012, 4.125%, 8/15/32	8/22 at 100.00	AA	2,066,680

1,000	North Texas Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2012A, 5.125%, 12/01/42	6/22 at 100.00	BBB–	1,068,250

200	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A, 6.000%, 1/01/19	1/18 at 100.00	A2	241,864

375	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/38	1/18 at 100.00	A3	413,891

1,000	Rockport, Texas, Certificates of Obligation, Series 2007, 5.250%, 2/15/27 – NPFG Insured	2/17 at 100.00	AA	1,139,760

825	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2012, 5.000%, 10/01/21	No Opt. Call	BBB+	984,555

1,000	San Antonio Public Facilities Corporation, Texas, Improvement and Refunding Lease Revenue Bonds, Convention Center Refinancing and Expansion Project, Series 2012, 4.000%, 9/15/30	9/22 at 100.00	AA+	1,058,970

1,950	Texas State, General Obligation Bonds, College Student Loan Series 2012, 3.250%, 8/01/29 (Alternative Minimum Tax)	8/22 at 100.00	Aaa	1,963,416

1,500	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 5.500%, 8/15/39 – AMBAC Insured	11/12 at 100.00	A–	1,511,205

2,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2011, 5.250%, 7/01/23	7/21 at 100.00	Baa1	2,286,920

1,000	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 4.700%, 9/01/20	9/19 at 100.00	BBB	1,117,780

2,000	Waco Education Finance Corporation, Texas, Revenue Bonds, Baylor University Issue Series 2012, 4.125%, 3/01/43	3/22 at 100.00	A+	2,096,280
36,025	Total Texas			38,748,602
	Utah – 1.9%

585	Utah County, Utah, Transportation Sales Tax Revenue Bonds, Series 2012, 4.000%, 12/01/31 – AGM Insured	12/21 at 100.00	AA–	644,155

	Utah Infrastructure Agency, Telecommunications & Franchise Tax Revenue, Series 2011A:
500	5.250%, 10/15/33 – AGM Insured	10/21 at 100.00	AA–	575,685
520	5.400%, 10/15/36 – AGM Insured	10/21 at 100.00	AA–	600,096

435	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 5.750%, 7/15/20	No Opt. Call	BBB–	470,044

1,550	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.250%, 7/15/30	7/20 at 100.00	BBB–	1,678,681

90	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 5.750%, 7/15/22	7/15 at 102.00	N/R	91,174

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah (continued)

$95	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.125%, 6/15/17	No Opt. Call	BBB–	$99,486

750	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust 3006,20.000%, 6/15/26 – AGM Insured (IF) (4)	6/18 at 100.00	AAA	1,239,450
4,525	Total Utah			5,398,771
	Virgin Islands – 1.3%

500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%, 10/01/31 – ACA Insured	10/14 at 100.00	BBB+	527,140

250	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 4.000%, 10/01/20 – FGIC Insured	10/16 at 100.00	BBB+	258,840

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	Baa2	1,104,660

1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/19	No Opt. Call	BBB	1,180,240

500	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes,Series 2009A-1, 5.000%, 10/01/24	10/19 at 100.00	BBB+	553,635
3,250	Total Virgin Islands			3,624,515
	Virginia – 2.4%

1,695	Arlington County, Virginia, General Obligation Bonds, Public Improvement Series 2012C, 4.000%, 8/15/28	2/21 at 100.00	AAA	1,880,874

1,900	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Series 2008A, 5.375%, 10/01/28 (Alternative Minimum Tax)	10/18 at 100.00	AA–	2,142,364

815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	1,159,305

	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
40	4.750%, 1/01/25 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	42,548
1,400	5.000%, 1/01/27 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,510,082
5,850	Total Virginia			6,735,173
	Washington – 2.5%

1,700	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011A, 5.500%, 7/01/24 (Alternative Minimum Tax)	7/21 at 100.00	AA+	2,058,989

1,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Series 2012-D, 5.000%, 7/01/35	7/22 at 100.00	Aa1	1,161,700

100	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.625%, 1/01/28	1/18 at 100.00	N/R	99,374

600	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 20.000%, 7/01/42 – AGM Insured (IF) (4)	7/17 at 100.00	AA+	859,704

75	Skagit County Public Hospital District 1 , Washington, Skagit Valley Hospital, Series 2007, 5.750%, 12/01/28	12/17 at 100.00	Baa2	80,748

750	University of Washington, General Revenue Bonds, Tender Option Bond Tust 3005, 20.000%, 6/01/31 – AMBAC Insured (IF)	6/17 at 100.00	AA+	1,170,735

1,000	Washington Health Care Facilities Authority, Revenue Bodns, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30	12/20 at 100.00	Baa3	1,073,780

	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
35	6.500%, 6/01/26	6/13 at 100.00	A3	36,488
660	6.625%, 6/01/32	6/13 at 100.00	Baa1	688,050
5,920	Total Washington			7,229,568

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia – 0.5%

$1,150	West Virginia Higher Education Policy Commission, Revenue Bonds, Higher Education Facilities, Series 2012A, 5.000%, 4/01/29	4/22 at 100.00	Aa3	$1,346,179
	Wisconsin – 2.3%

390	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Voyageur Foundation Inc. Detroit Project, Series 2012A, 5.500%, 10/01/22	No Opt. Call	NA	398,050

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust Series 2010- 3184,27.000%, 11/15/17 (IF)	No Opt. Call	AA+	725,920

1,665	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	Aa3	1,890,391

610	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2010B, 5.000%, 4/01/17	No Opt. Call	A–	663,918

440	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Tender Option Bond Trust 2009-15W, 22.000%, 8/15/37 (IF) (4)	2/20 at 100.00	AA–	647,601

750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A, 5.125%, 2/15/26	2/16 at 100.00	A–	787,635

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
1,000	6.000%, 5/01/27	5/19 at 100.00	AA–	1,254,110
90	6.000%, 5/01/33	5/19 at 100.00	AA–	111,624
5,445	Total Wisconsin			6,479,249
	Wyoming – 1.6%

625	Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne Regional Medical Center Project, Series 2012, 5.000%, 5/01/32	5/21 at 100.00	A+	699,506

1,000	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.000%, 9/15/26	3/21 at 100.00	A3	1,176,450

2,000	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 6.375%, 6/01/26	6/21 at 100.00	BBB	2,376,516

250	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A, 5.500%, 1/01/28	1/18 at 100.00	A2	284,118
3,875	Total Wyoming			4,536,590
$257,387	Total Investments (cost $263,213,959) – 98.7%			282,662,737
	Floating Rate Obligations – (0.5)%			(1,335,000)
	Other Assets Less Liabilities – 1.8%			5,096,904
	Net Assets Applicable to Common Shares – 100%			$286,424,641

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2012

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$282,662,737	$—	$282,662,737

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2012, the cost of investments was $261,705,962.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2012, were as follows:

Gross unrealized:
Appreciation	$19,774,478
Depreciation	(152,708)
Net unrealized appreciation (depreciation) of investments	$19,621,770

24	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Investments	25

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 28, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 28, 2012